SUBSEQUENT EVENTS - Additional Information (Details) - Athena Technology Solutions Holdings, LLC [Member] - USD ($) $ in Thousands				1 Months Ended		3 Months Ended
	Oct. 26, 2026	Mar. 12, 2026	Feb. 09, 2026	Feb. 28, 2026	Dec. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025
Subsequent Event [Line Items]
Temporary Equity, Stock Issued During Period, Shares, New Issues						15,342	100,000	100,000
Temporary Equity, Stock Issued During Period, Value, New Issues					$ 100,000	$ 3,142
Incentive Units [Member]
Subsequent Event [Line Items]
Stock Repurchase Future Value				$ 1,100		$ 1,100
Payments for Repurchase of Equity				1,048
Related Party [Member]
Subsequent Event [Line Items]
Temporary Equity, Stock Issued During Period, Shares, New Issues						15,342
Temporary Equity, Stock Issued During Period, Value, New Issues						$ 15,300
Subsequent Event [Member] | Incentive Units [Member]
Subsequent Event [Line Items]
Stock Repurchase Future Value	$ 1,086			1,086
Payments for Repurchase of Equity				$ 1,048
Subsequent Event [Member] | Related Party [Member]
Subsequent Event [Line Items]
Temporary Equity, Stock Issued During Period, Shares, New Issues		1,275	14,067
Temporary Equity, Stock Issued During Period, Value, New Issues		$ 1,275	$ 14,067